Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.9%
International Equity Funds - 1.7%
JPMorgan BetaBuilders Japan ETF	308,841	$ 8,795,792
Vanguard FTSE Europe ETF (A)	213,731	13,465,053

		22,260,845

U.S. Equity Fund - 1.2%
SPDR S&P 500 ETF Trust (A)	42,101	16,685,889

U.S. Fixed Income Funds - 5.0%
Vanguard Extended Duration Treasury ETF (A)	120,665	15,144,664
Vanguard Total Bond Market ETF	605,612	51,307,449

		66,452,113

Total Exchange-Traded Funds (Cost $106,258,415)		105,398,847

INVESTMENT COMPANIES - 91.7%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	36,951

International Equity Funds - 8.5%
Transamerica International Growth VP (D)	7,346,452	73,905,304
Transamerica TS&W International Equity VP (D)	2,636,288	40,308,848

		114,214,152

U.S. Equity Funds - 32.6%
Transamerica Aegon Sustainable Equity Income VP (D)	2,231,042	42,479,039
Transamerica JPMorgan Enhanced Index VP (D)	5,359,561	137,794,303
Transamerica JPMorgan Mid Cap Value VP (D)	1,669,892	30,041,363
Transamerica Large Cap Value (D)	3,038,192	37,886,258
Transamerica Morgan Stanley Capital Growth VP (D)	635,048	24,169,934
Transamerica T. Rowe Price Small Cap VP (D)	2,732,486	53,911,940
Transamerica WMC US Growth VP (D)	2,455,827	108,719,480

		435,002,317

U.S. Fixed Income Funds - 18.8%
Transamerica Bond (D)	16,129,706	152,103,131
Transamerica JPMorgan Core Bond VP (D)	6,102,063	80,852,332
Transamerica Short-Term Bond (D)	1,735,311	17,682,824

		250,638,287

U.S. Mixed Allocation Fund - 31.8%
Transamerica PIMCO Total Return VP (D)	36,345,566	425,243,121

Total Investment Companies (Cost $1,089,988,664)		1,225,134,828

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (G)	15,302,149	$ 15,302,149

Total Other Investment Company (Cost $15,302,149)		15,302,149

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (G), dated 03/31/2021, to be repurchased at $6,217,719 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $6,342,167.	$ 6,217,719	6,217,719

Total Repurchase Agreement (Cost $6,217,719)		6,217,719

Total Investments (Cost $1,217,766,947)		1,352,053,543
Net Other Assets (Liabilities) - (1.2)%		(16,177,588)

Net Assets - 100.0%		$ 1,335,875,955

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$105,398,847	$—	$—	$105,398,847
Investment Companies	1,225,097,877	—	—	1,225,097,877
Other Investment Company	15,302,149	—	—	15,302,149
Repurchase Agreement	—	6,217,719	—	6,217,719

Total	$1,345,798,873	$6,217,719	$—	$1,352,016,592

Investment Companies Measured at Net Asset Value (F)				36,951

Total Investments				$1,352,053,543

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,753,958, collateralized by cash collateral of $15,302,149 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $30,418,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$41,236,121	$—	$(2,000,001)	$(316,732)	$3,559,651	$42,479,039	2,231,042	$—	$—
Transamerica Bond	166,481,854	993,697	(10,000,000)	1,073,271	(6,445,691)	152,103,131	16,129,706	994,967	—
Transamerica Global Allocation Liquidating Trust	40,182	—	—	—	(3,231)	36,951	13,521	—	—
Transamerica International Growth VP	80,049,272	—	(8,000,000)	1,138,741	717,291	73,905,304	7,346,452	—	—
Transamerica JPMorgan Core Bond VP	83,293,157	—	—	—	(2,440,825)	80,852,332	6,102,063	—	—
Transamerica JPMorgan Enhanced Index VP	154,292,026	—	(25,999,999)	3,702,628	5,799,648	137,794,303	5,359,561	—	—
Transamerica JPMorgan Mid Cap Value VP	15,588,353	11,000,000	—	—	3,453,010	30,041,363	1,669,892	—	—
Transamerica Large Cap Value	33,505,441	75,502	—	—	4,305,315	37,886,258	3,038,192	75,501	—
Transamerica Morgan Stanley Capital Growth VP	30,789,851	—	(6,500,000)	3,804,231	(3,924,148)	24,169,934	635,048	—	—
Transamerica PIMCO Total Return VP	430,001,979	9,000,000	—	—	(13,758,858)	425,243,121	36,345,566	—	—
Transamerica Short-Term Bond	29,634,192	116,367	(12,000,000)	78,355	(146,090)	17,682,824	1,735,311	115,605	—
Transamerica T. Rowe Price Small Cap VP	63,115,483	—	(12,000,000)	1,391,737	1,404,720	53,911,940	2,732,486	—	—
Transamerica TS&W International Equity VP	42,619,433	—	(4,750,000)	733,440	1,705,975	40,308,848	2,636,288	—	—
Transamerica WMC US Growth VP	109,354,334	—	(2,000,000)	959,301	405,845	108,719,480	2,455,827	—	—

Total	$1,280,001,678	$21,185,566	$(83,250,000)	$12,564,972	$(5,367,388)	$1,225,134,828	88,430,955	$1,186,073	$—

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$36,951	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at March 31, 2021.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 4